Portfolio of Investments December 31, 2025
NHYM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 80.1%
INVESTMENT COMPANIES - 1.8%
1,953,780 State Street Institutional US Government Money Market Fund $ 1,953,780
TOTAL INVESTMENT COMPANIES
(cost $1,953,780) $ 1,953,780
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 78.3%
ALABAMA - 1.8%
$ 1,000,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750% 12/01/54 919,050
1,000,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory Put
1/01/33)
5 .250 03/01/55 1,055,753
TOTAL ALABAMA 1,974,803
ARKANSAS - 0.5%
500,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 507,287
TOTAL ARKANSAS 507,287
CALIFORNIA - 5.7%
500,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5 .250 01/01/54 531,504
750,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025A, (Mandatory Put
5/01/35)
5 .000 01/01/56 790,735
500,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4 .000 02/01/56 412,068
250,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 191,250
300,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-1
3 .000 02/01/57 203,458
160,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000 07/01/47 140,377
780,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .125 09/01/50 792,474
1,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 1,000,813
125,000 (b) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 94,131
500,000 (b) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000 12/01/56 324,025
105,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 80,272
205,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series
2020A
5 .000 07/01/51 193,556
200,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Senior Lien
Series 2021A
3 .000 09/01/56 136,234
2,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 196,068

Portfolio of Investments December 31, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5 .000% 05/15/55 $ 509,836
500,000 Mountain House Community Facilities District, California Special
Tax Bonds, Improvement Area 1 Series 2024-1
5 .000 09/01/40 522,958
TOTAL CALIFORNIA 6,119,759
COLORADO - 9.8%
500,000 (b) Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2024
5 .750 12/01/54 500,369
500,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 501,178
692,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 676,092
250,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .125 11/01/49 240,395
750,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 786,458
400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 395,046
750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 807,465
250,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .250 12/01/47 235,163
500,000 Haymeadow Metropolitan District 1, Eagle County, Colorado,
General Obligation Bonds, Subordinate Limited Tax Series 2025A
6 .125 12/01/54 513,613
250,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 236,588
500,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 510,269
500,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 488,517
500,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 497,466
500,000 Pinon Pines Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Convertible Capital Appreciation
Bonds, Series 2025
5 .875 12/01/54 453,977
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 992,584
750,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 745,837
500,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5 .500 12/01/55 502,720
900,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 566,065
500,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 484,324
600,000 West Valley Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Windsor Series 2024A
5 .250 12/01/54 590,682
TOTAL COLORADO 10,724,808
CONNECTICUT - 0.5%
500,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .500 10/01/55 509,128
TOTAL CONNECTICUT 509,128

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 11.4%
$ 180,000 Astonia Community Development District, Polk County, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2023
5 .125% 06/15/43 $ 184,565
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/53 962,452
125,000 Bridgewater Community Development District, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Refunding Series
2015
4 .650 05/01/35 125,027
370,000 (b) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .300 05/01/45 370,006
500,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/51 409,144
250,000 (b) Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2025
5 .450 06/15/45 254,410
450,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 2 Project, Series
2016A-3
5 .250 11/01/30 454,745
140,000 (b) Davenport Road South Community Development District,
Florida, Special Assessment Bonds, Series 2018
5 .000 11/01/38 144,495
410,000 (b) Del Webb Sunchase Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2025
5 .450 05/01/45 418,725
500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 375,000
510,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series 2025B,
(AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 357,000
500,000 (b) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5 .000 05/01/45 503,722
250,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lorraine Lakes Project, Series 2020
3 .875 05/01/51 198,204
385,000 (b) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .625 05/01/45 387,362
250,000 (b) Magnolia Island Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, series 2025
5 .750 05/01/55 250,691
295,000 Mangrove Point and Mangrove Manor, Community Development
District, Hillsborough County, Florida, Capital Improvement
Revenue Bonds, Series 2022
4 .375 05/01/52 238,589
500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 507,168
505,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000 05/01/35 552,494
750,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4 .500 10/01/56 726,062
485,000 (b) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
5 .200 05/01/44 490,115
400,000 Palermo Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2, Series 2025
5 .500 06/15/55 409,720
205,000 Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .300 06/15/45 203,988
250,000 (b) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5 .550 06/15/55 247,438
645,000 (b) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2025
5 .450 06/15/45 653,975
750,000 (b) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 710,084

Portfolio of Investments December 31, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 380,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875% 11/01/29 $ 383,941
180,000 (b) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5 .625 05/01/53 182,845
500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 500,410
100,000 (b) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6 .250 05/01/53 104,465
190,000 (b) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5 .875 05/01/54 194,310
250,000 (b) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .550 05/01/55 250,519
180,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5 .000 05/01/33 180,148
275,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .375 05/01/41 238,692
300,000 (b) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2025
5 .500 05/01/55 292,303
TOTAL FLORIDA 12,462,814
GEORGIA - 2.2%
500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025A
4 .500 12/01/45 498,975
500,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 499,570
1,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A
5 .000 01/01/49 1,000,386
300,000 (b) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 300,681
TOTAL GEORGIA 2,299,612
HAWAII - 0.5%
500,000 Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT)
5 .250 07/01/51 520,620
TOTAL HAWAII 520,620
ILLINOIS - 0.2%
250,000 (b) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5 .750 12/01/43 253,848
TOTAL ILLINOIS 253,848
INDIANA - 0.1%
100,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 104,311
TOTAL INDIANA 104,311
IOWA - 0.2%
250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2025A
4 .550 07/01/45 250,084
TOTAL IOWA 250,084
KENTUCKY - 1.7%
500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 500,137
750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 740,184
500,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 529,103
TOTAL KENTUCKY 1,769,424

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 2.2%
$ 235,000 (b) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4 .250% 06/01/51 $ 198,317
400,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2025A
4 .600 12/01/50 393,898
200,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 207,736
100,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 99,263
250,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 250,057
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 515,540
750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 708,170
TOTAL LOUISIANA 2,372,981
MAINE - 0.2%
200,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 186,165
TOTAL MAINE 186,165
MARYLAND - 0.3%
250,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 246,035
120,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .375 07/01/36 118,917
TOTAL MARYLAND 364,952
MASSACHUSETTS - 1.0%
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 507,172
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A
5 .000 01/01/47 486,578
100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2017
5 .000 07/01/47 97,029
TOTAL MASSACHUSETTS 1,090,779
MICHIGAN - 0.3%
100,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 101,958
250,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5 .000 12/31/32 259,517
TOTAL MICHIGAN 361,475
MINNESOTA - 0.5%
500,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 517,590
TOTAL MINNESOTA 517,590
MISSOURI - 0.7%
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .250 04/01/55 468,421
300,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .000 09/01/38 304,436
TOTAL MISSOURI 772,857

Portfolio of Investments December 31, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.5%
$ 500,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000% 06/01/48 $ 503,399
TOTAL MONTANA 503,399
NEVADA - 0.6%
230,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 179,536
500,000 (b) Reno, Nevada, Special Assessment Bonds, 2024 Quilici Ranch
Local Improvement District 1, Series 2025
5 .250 06/01/54 492,648
TOTAL NEVADA 672,184
NEW HAMPSHIRE - 0.4%
497,000 (a) National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4 .168 01/20/41 467,052
TOTAL NEW HAMPSHIRE 467,052
NEW JERSEY - 1.2%
375,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science and
Technology, Inc. Project, Series 2025
5 .000 07/01/44 378,358
1,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 997,500
TOTAL NEW JERSEY 1,375,858
NEW YORK - 6.9%
500,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 489,247
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2025A
5 .250 11/15/45 532,980
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 529,533
2,000,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 1,999,571
225,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2 .500 10/31/31 201,370
750,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 750,064
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 999,963
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,000,040
250,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 252,883
435,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
5 .500 06/30/59 453,976
500,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 463,331
TOTAL NEW YORK 7,672,958
NORTH CAROLINA - 1.4%
1,000,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 982,598
500,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5 .250 01/01/55 500,471
TOTAL NORTH CAROLINA 1,483,069

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 4.0%
$ 1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000% 06/01/55 $ 810,735
530,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
4 .000 11/15/40 491,289
250,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 248,421
500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 484,965
325,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 333,836
400,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 402,841
275,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5 .000 12/01/41 280,966
500,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5 .000 07/01/49 450,762
500,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4 .500 01/15/48 462,245
500,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/63 503,844
TOTAL OHIO 4,469,904
OKLAHOMA - 1.4%
240,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/48 236,608
250,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 271,476
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,145,830
TOTAL OKLAHOMA 1,653,914
PENNSYLVANIA - 2.0%
250,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2024
5 .000 05/01/42 256,536
250,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 225,274
250,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 255,292
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/49 501,029
550,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 585,912
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 450,762
TOTAL PENNSYLVANIA 2,274,805
PUERTO RICO - 2.0%
449,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 150,876
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 723,290
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 935,233
386,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 279,779
TOTAL PUERTO RICO 2,089,178

Portfolio of Investments December 31, 2025
(continued)
NHYM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 1.0%
$ 500,000 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000% 12/01/41 $ 504,282
250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2025A
5 .000 12/01/55 255,512
305,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E
5 .250 12/01/55 305,087
TOTAL SOUTH CAROLINA 1,064,881
TENNESSEE - 0.3%
300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 302,723
TOTAL TENNESSEE 302,723
TEXAS - 8.2%
500,000 (b) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5 .625 12/31/55 497,713
105,000 (b) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5 .500 11/01/51 106,404
250,000 (b) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .250 09/01/41 231,389
250,000 (b) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5 .375 09/15/52 244,137
200,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5 .250 09/15/45 198,162
500,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement Area
1 Project, Series 2025
5 .375 12/31/45 516,862
100,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 100,032
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .250 07/15/34 1,076,196
250,000 (b) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 2 Project
Series 2025
5 .125 09/01/45 245,542
400,000 (b) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5 .125 09/01/45 392,868
250,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3B Project, Series 2025
5 .125 09/01/46 250,472
250,000 (b) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 5 Project, Series 2025
5 .375 09/01/50 250,451
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5 .000 05/15/55 256,574
250,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 226,106
500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 519,944
500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5 .000 11/01/55 486,727
250,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5 .000 01/01/46 250,000
275,000 (b) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 250,497
500,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .000 01/01/39 493,699

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .125% 01/01/44 $ 489,614
250,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 4 Project, Series
2025
5 .375 09/01/45 251,601
300,000 (b) Princeton, Texas, Special Assessment Revenue Bonds, Westridge
Public Improvement District Improvement Area 1 Project, Series
2025
5 .375 09/01/45 301,921
275,000 (b) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .350 09/01/45 272,959
135,000 (b) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000 09/15/52 147,524
1,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 976,941
300,000 (b) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4 .000 09/15/51 242,677
TOTAL TEXAS 9,277,012
UTAH - 2.3%
500,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 504,227
500,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 496,037
500,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 495,083
500,000 (b) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6 .250 04/15/46 504,815
500,000 (b) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series 2025
5 .625 12/01/54 510,571
TOTAL UTAH 2,510,733
VIRGINIA - 1.5%
100,000 (b) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 100,135
100,000 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014
5 .375 01/01/46 98,573
500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025A
4 .600 09/01/50 492,619
1,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017,
(AMT)
5 .000 12/31/52 959,035
TOTAL VIRGINIA 1,650,362
WASHINGTON - 1.0%
500,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 497,659
500,000 (b) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group ? SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/64 501,229
TOTAL WASHINGTON 998,888
WEST VIRGINIA - 0.7%
595,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 557,719
250,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 249,277
TOTAL WEST VIRGINIA 806,996

Portfolio of Investments December 31, 2025
(continued)
NHYM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 3.1%
$ 100,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .250% 05/01/46 $ 91,478
500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 486,397
250,000 (b) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
5 .750 02/01/52 254,505
250,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6 .500 12/01/37 200,000
250,000 (b) Public Finance Authority of Wisconsin, Retirement Facility
Revenue Bonds, Penick Village, Series 2019
5 .000 09/01/54 225,299
282,000 (b) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas Land
Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 280,169
370,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Campus Real Estate Holding Corporation, LLC Project,
Series 2025A
5 .250 06/01/45 374,669
500,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior
Series 2025A
5 .250 06/15/55 509,431
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds, Georgia
SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,030,461
TOTAL WISCONSIN 3,452,409
TOTAL MUNICIPAL BONDS
(cost $86,220,128) 85,889,622
TOTAL LONG-TERM INVESTMENTS
(cost $88,173,908) 87,843,402
OTHER ASSETS & LIABILITIES, NET - 19.9% 21,852,084
NET ASSETS - 100% $ 109,695,486
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $26,924,589 or 30.7% of Total Investments.

NHYM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 85,889,622 $ – $ 85,889,622
Investment Companies 1,953,780 – – 1,953,780
Total $ 1,953,780 $ 85,889,622 $ – $ 87,843,402
a

Portfolio of Investments December 31, 2025
NUMI
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 89.0%
INVESTMENT COMPANIES - 0.4%
346,838 State Street Institutional US Government Money Market Fund $ 346,838
TOTAL INVESTMENT COMPANIES
(cost $346,838) $ 346,838
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 88.6%
ALABAMA - 1.8%
$ 340,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5.000% 10/01/55 365,813
100,000 Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Series 2025B
5.000 09/01/33 103,713
110,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/42 118,384
125,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5.000 12/01/33 132,214
180,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/30 193,468
140,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/35 152,005
250,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory Put
1/01/33)
5.250 03/01/55 263,938
TOTAL ALABAMA 1,329,535
ARIZONA - 0.2%
110,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5.000 07/01/42 113,284
100,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5.000 07/01/39 113,138
TOTAL ARIZONA 226,422
ARKANSAS - 0.1%
100,000 (a) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3.875 10/15/65 100,160
TOTAL ARKANSAS 100,160
CALIFORNIA - 11.8%
340,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5.000 05/01/54 364,584
200,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025B
5.000 11/01/32 217,648
200,000 (a) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2025D, (Mandatory Put
7/01/34)
5.000 10/01/55 207,521
100,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University,  Refunding Series 2025A
5.000 04/01/42 111,073
150,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
4.000 11/15/42 146,669
100,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A
4.000 10/01/47 90,981
100,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Academy of Motion Picture Arts and Sciences
Obligated Group, Series 2015A
4.000 11/01/45 97,017
250,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5.000 05/15/40 286,887
150,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/34 154,085
125,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 125,412

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 750,000 California State University, Systemwide Revenue Bonds, Series
2025A
5.000% 11/01/39 $ 875,506
615,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5.000 09/01/43 673,347
560,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 03/01/37 658,609
475,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 475,386
750,000 Eastern Municipal Water District Community Facilities District
2018-80 Willow Springs, California, Special Tax Bonds Series
2025
5.000 09/01/50 761,262
500,000 Foothill-De Anza Community College District, Santa Clara
County, California, General Obligation Bonds, Refunding Series
2016
4.000 08/01/40 500,011
250,000 Peralta Community College District, Alameda County, California,
General Obligation, Refunding Series 2025
5.000 08/01/38 294,787
165,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/34 171,721
320,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Governmental
Purpose Series 2016C
5.000 05/01/46 320,903
270,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/37 282,478
500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Refunding Green Sub Series
2025A
5.000 11/01/47 539,327
200,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/49 200,072
800,000 University of California, General Revenue Bonds, Limited Project
Series 2016K
4.000 05/15/46 771,807
500,000 University of California, General Revenue Bonds, Series 2025CC 5.000 05/15/42 556,067
TOTAL CALIFORNIA 8,883,160
COLORADO - 4.8%
310,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/37 376,253
300,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/38 361,692
190,000 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Series 2025
5.500 12/01/39 226,905
990,000 Adams County School District 14, Colorado, General Obligation
Bonds, Series 2025
5.500 12/01/44 1,102,270
500,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5.000 12/01/53 488,506
280,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5.250 12/15/41 317,561
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5.000 12/01/48 101,653
500,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5.500 12/01/46 555,347
180,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/35 182,861
TOTAL COLORADO 3,713,048
DELAWARE - 0.3%
200,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5.000 06/01/45 200,044
TOTAL DELAWARE 200,044
DISTRICT OF COLUMBIA - 1.7%
300,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Green Series 2022B
5.000 10/01/47 311,394
255,000 District of Columbia, General Obligation Bonds, Series 2016A 5.000 06/01/41 291,453
200,000 District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/37 200,817

Portfolio of Investments December 31, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 110,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A
5.500% 07/01/47 $ 117,857
305,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6.500 10/01/44 324,497
TOTAL DISTRICT OF COLUMBIA 1,246,018
FLORIDA - 4.9%
245,000 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series
2015
4.000 09/01/45 235,371
150,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Prospect Lake Water Treatment Plant Project Series 2023B
5.000 09/01/39 167,578
500,000 (b) Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Assessment
Area Two Phase 1 Project, Series 2025A-1
5.000 05/01/45 503,722
365,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4.000 11/01/48 365,042
250,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 253,584
245,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025A, (AMT)
5.500 10/01/55 235,371
400,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018
5.000 07/01/43 416,023
505,000 (b) Miromar Lakes Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2025
5 .000 05/01/35 552,494
400,000 Orlando Utilities Commission, Florida, Utility System Revenue
Bonds, Series 2025A
5.000 10/01/45 426,312
440,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/35 457,891
120,000 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B
5.000 03/15/42 121,930
TOTAL FLORIDA 3,735,318
GEORGIA - 1.8%
350,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5.000 07/01/33 393,471
100,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 94,141
155,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center, Inc. Project,
Series 2015
4.000 07/01/45 150,602
300,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A
5.000 04/01/47 301,297
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5.500 07/01/60 100,028
100,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured
5.000 01/01/49 100,294
250,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5.000 10/01/32 287,444
TOTAL GEORGIA 1,427,277
GUAM - 0.4%
265,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/42 274,945
TOTAL GUAM 274,945
HAWAII - 0.5%
100,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Series 2019A
5.000 07/01/44 103,280
250,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5.000 09/01/39 286,195
TOTAL HAWAII 389,475

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 4.5%
$ 100,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000% 04/01/46 $ 101,170
185,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.000 04/01/38 195,516
275,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5.500 01/01/35 286,267
105,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Refunding
Series 2024A
5.000 11/01/35 119,679
250,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2.450 10/01/39 242,863
250,000 Illinois State, General Obligation Bonds, May Series 2018A 5 .000 05/01/43 253,418
110,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 114,123
720,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025B
5.000 06/15/40 782,304
50,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5.000 01/01/46 51,637
330,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5.000 06/15/57 326,029
500,000 Northern Illinois Municipal Power Agency, Power Project Revenue
Bonds, Prairie State Project, Refunding Series 2016A
4.000 12/01/33 502,757
100,000 Schaumburg, Illinois, General Obligation Bonds, Refunding
Series 2013A
4.000 12/01/41 100,01 0
300,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5.500 04/01/48 320,864
TOTAL ILLINOIS 3,396,637
INDIANA - 1.4%
250,000 Indiana Finance Authority, State Revolving Fund Program Bonds,
Green Series 2025C
5.000 02/01/40 281,910
170,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6.000 02/01/43 192,287
500,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory Put
6/21/35)
4.200 06/01/44 525,977
TOTAL INDIANA 1,000,174
KENTUCKY - 1.3%
150,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4.000 12/01/41 149,437
275,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 275,075
500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Series 2025A
5.000 04/01/41 548,758
TOTAL KENTUCKY 973,270
LOUISIANA - 2.6%
200,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 198,525
100,000 (c) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 1/31/26)
4.250 05/15/40 100,003
120,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 120,027
1,500,000 (b) Tender Option Bond Trust Receipts/Certificates 0.000 1,500,000
TOTAL LOUISIANA 1,918,555

Portfolio of Investments December 31, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 0.9%
$ 205,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5.250% 07/01/52 $ 214,412
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
4.000 07/01/39 90,220
325,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 10/01/34 377,266
TOTAL MARYLAND 681,898
MASSACHUSETTS - 3.3%
250,000 Boston, Massachusetts, General Obligation Bonds, Series 2025A 5.000 02/01/37 289,593
180,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5.000 11/01/55 212,741
155,000 Massachusetts Development Finance Agency, Revenue Bonds,
Berklee College of Music, Series 2016
5.000 10/01/46 155,449
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4.000 07/01/45 242,906
125,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5.250 07/01/50 128,814
445,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Refunding Social Series 2025B
5.000 02/15/33 518,161
500,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016E
4.000 04/01/46 473,978
300,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2016J
4.000 12/01/39 300,531
125,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5.000 01/01/54 129,527
TOTAL MASSACHUSETTS 2,451,700
MICHIGAN - 3.3%
245,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series 2001A
- AGM Insured
6.000 05/01/29 260,765
250,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5.000 05/01/40 279,468
250,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016
5.000 11/15/41 254,894
245,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000 06/01/40 247,199
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
3.550 10/01/31 500,369
330,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5.000 04/15/41 333,917
450,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75
Improvement Project, Series 2018, (AMT)
5.000 12/31/43 451,421
200,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5.000 03/01/47 198,722
TOTAL MICHIGAN 2,526,755
MINNESOTA - 0.7%
500,000 (a) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5.000 11/15/55 559,012
TOTAL MINNESOTA 559,012
MISSOURI - 2.4%
255,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5.000 11/15/45 864,667
780,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Anthony's Medical Center, Series
2015B
4.000 02/01/40 780,010
200,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5.000 03/01/44 215,589
TOTAL MISSOURI 1,860,266

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.5%
$ 400,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5.000% 07/01/51 $ 416,911
TOTAL MONTANA 416,911
NEBRASKA - 0.7%
500,000 (a) Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2025A Subseries 2025A-1, (Mandatory
Put 8/01/31)
5.000 08/01/55 533,055
TOTAL NEBRASKA 533,055
NEVADA - 0.7%
100,000 Las Vegas Redevelopment Agency, Nevada, Tax Increment
Revenue Bonds, Refunding Series 2016
5.000 06/15/40 100,201
250,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Improvement Series 2025A
5.000 06/01/41 278,956
140,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Refunding Series 2024A
5.000 06/01/39 157,566
TOTAL NEVADA 536,723
NEW JERSEY - 2.0%
160,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
4.000 07/01/34 160,275
250,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/37 254,244
375,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
4.000 07/01/41 375,173
200,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Social Series 2025B
3.050 11/01/29 199,325
250,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.000 07/01/39 285,389
100,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/29 100,930
150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 150,114
TOTAL NEW JERSEY 1,525,450
NEW YORK - 8.4%
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/32 155,483
410,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5.000 08/01/33 423,649
250,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5.000 03/15/35 253,424
500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5.000 02/15/42 506,987
200,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5.000 09/01/47 202,776
500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2
5.000 11/15/45 508,474
485,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/33 480,864
125,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2013 Series BB
4.000 06/15/47 115,122
225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series DD-1
5.000 06/15/49 228,836
250,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series AA-2
5.000 06/15/49 260,558
250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5.000 11/01/37 285,979
500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5.000 11/01/42 540,608

Portfolio of Investments December 31, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 130,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
4.000% 08/01/39 $ 130,016
300,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5.000 04/01/43 305,817
500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 499,893
145,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.125 09/15/50 108,949
400,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2, (Mandatory
Put 5/01/29)
3.600 11/01/64 402,860
200,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
2.500 10/31/31 178,996
250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.500 06/30/43 262,854
130,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5.000 12/01/38 138,747
265,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 270,272
100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5.500 05/15/52 106,088
20,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5.250 12/01/54 21,099
TOTAL NEW YORK 6,388,351
OHIO - 3.5%
100,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5.000 02/15/46 100,274
200,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2016A
5.000 02/15/41 200,582
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5.000 01/01/40 267,814
250,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5.500 01/01/55 263,097
250,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5.000 10/01/32 287,779
250,000 Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood
Exchange Project, Refunding Series 2025
5.000 12/01/35 263,487
250,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5.000 11/01/32 288,438
250,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5.000 11/01/35 292,749
185,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2014A
4.000 01/15/44 174,328
500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5.000 12/01/47 527,565
TOTAL OHIO 2,666,113
OKLAHOMA - 1.4%
500,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5.000 09/01/41 536,806
250,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2025B
4.875 09/01/45 255,655
500,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0.050 10/01/37 325,397
TOTAL OKLAHOMA 1,117,858

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.2%
$ 250,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0.000% 06/15/37 $ 160,582
TOTAL OREGON 160,582
PENNSYLVANIA - 4.4%
115,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 113,390
170,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Villanova University, Series 2015
4.000 08/01/40 170,028
250,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/43 253,651
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5.000 11/15/42 519,544
150,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
5.000 08/15/46 150,326
125,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/37 137,261
280,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/38 304,819
200,000 (a),(b) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/51 213,059
310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2015
4.000 08/15/45 287,467
400,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5.000 12/01/46 401,379
175,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Seventeenth Series 2024A
5.000 08/01/44 186,396
545,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5.000 05/15/39 605,064
TOTAL PENNSYLVANIA 3,342,384
PUERTO RICO - 0.3%
600,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 201,616
TOTAL PUERTO RICO 201,616
SOUTH CAROLINA - 1.2%
300,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Indian Land Project, Series
2025
5.250 11/15/54 308,038
250,000 (a) South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2025B-2,
(Mandatory Put 11/01/32)
5.000 11/01/49 278,087
115,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5.000 12/01/50 115,011
105,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/38 105,611
100,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5.000 07/01/37 103,110
TOTAL SOUTH CAROLINA 909,857
SOUTH DAKOTA - 0.2%
150,000 South Dakota Conservancy District, Revenue Bonds, State
Revolving Fund Program, Series 2020
5.000 08/01/42 158,215
TOTAL SOUTH DAKOTA 158,215

Portfolio of Investments December 31, 2025
(continued)
NUMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.3%
$ 250,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4.000% 08/01/44 $ 225,629
250,000 Shelby County, Tennessee, General Obligation Bonds, Public
Improvement & School Series 2025A
5.000 04/01/39 282,775
250,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
4.900 07/01/45 254,711
250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 253,168
TOTAL TENNESSEE 1,016,283
TEXAS - 9.4%
105,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000 11/15/43 112,573
750,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5. 000 02/15/40 834,852
350,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5.000 02/01/32 396,184
105,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5.000 02/01/43 112,473
210,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2016
4.000 02/15/39 210,315
250,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2025B
5.000 02/15/43 268,111
160,000 Denton, Texas, Certificates of Obligation, Series 2024 5.000 02/15/40 175,370
250,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500 07/15/35 275,570
500,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding & School
Building Series 2025A
5.000 08/15/39 569,645
135,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2023A - AGM Insured
5.250 05/15/53 141,139
240,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2024 - AGM Insured
5.000 05/15/41 257,679
250,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2025
5.000 05/15/43 264,427
200,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2025
5.000 11/01/40 211,186
500,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Senior Lien Series 2016A
5.000 01/01/46 500,000
305,000 Round Rock Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, School Building
Series 2025B
5.000 08/01/41 338,497
190,000 Spring Branch Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Series 2022
5.000 02/01/42 202,325
500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2016A
4.000 11/15/36 493,927
35,000 Texas A&M University, Financing System Revenue Bonds, Series
2022
5.000 05/15/28 37,009
145,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 151,378
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/34 153,585

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 195,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000% 12/31/36 $ 197,489
295,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/39 292,931
250,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/43 268,721
400,000 Texas State, General Obligation Bonds, Refunding Water
Financial Assistance Series 2021B
4.000 08/01/31 400,266
200,000 Trinity River Authority, Texas, Regional Wastewater System
Revenue Bonds, Refunding & Improvement Series 2024
5.000 08/01/39 224,051
TOTAL TEXAS 7,089,703
UTAH - 0.1%
100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5.000 07/01/42 100,874
TOTAL UTAH 100,874
VERMONT - 0.7%
500,000 Vermont Municipal Bond Bank, Local Investment Bonds, Series
2025-1
5.000 12/01/50 519,723
TOTAL VERMONT 519,723
VIRGINIA - 1.1%
250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5.000 07/01/45 266,747
165,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/37 174,127
105,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4.000 07/01/40 101,000
250,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Refunding Series 2024
5.000 05/15/38 283,343
TOTAL VIRGINIA 825,217
WASHINGTON - 2.8%
275,000 Grant County Public Hospital District 1, Washington, General
Obligation Bonds, Samaritan Healthcare, Series 2023
5.500 12/01/37 302,494
105,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2023
5.00 0 12/01/39 115,693
310,000 Highline School District No. 401, King County, Washington,
General Obligation Bonds, Series 2025
5.000 12/01/37 357,152
120,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
4.000 08/15/39 119,103
250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
5.000 09/01/45 255,671
125,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/37 127,469
100,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/35 102,948
250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 248,830
415,000 Washington State, General Obligation Bonds, Various Purpose,
Group 3 Series 2025C
5.000 02/01/44 447,439
TOTAL WASHINGTON 2,076,799
WEST VIRGINIA - 0.3%
215,000 West Virginia Water Development Authority, Infrastructure
Refunding Revenue Bonds, West Virginia Infrastructure and Jobs
Development Council Program, Series 2016A
4.000 10/01/41 215,062
TOTAL WEST VIRGINIA 215,062

Portfolio of Investments December 31, 2025
(continued)
NUMI

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 0.7%
$ 300,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000% 02/01/62 $ 291,838
250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series 2025
5.500 06/15/55 250,045
TOTAL WISCONSIN 541,883
TOTAL MUNICIPAL BONDS
(cost $66,445,355) 67,236,328
TOTAL LONG-TERM INVESTMENTS
(cost $66,792,193) 67,583,166
OTHER ASSETS & LIABILITIES, NET - 11.0% 8,319,716
NET ASSETS - 100% $ 75,902,882
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $3,744,554 or 5.5% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
NUMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 67,236,328 $ – $ 67,236,328
Investment Companies 346,838 – – 346,838
Total $ 346,838 $ 67,236,328 $ – $ 67,583,166
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